UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Schweitzer
Title:  Chief Financial Officer
Phone:  (212) 984-2373


Signature, Place and Date of Signing:


/s/ Scott Schweitzer             New York, New York         February 13, 2013
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    111

Form 13F Information Table Value Total:    $419,985
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number      Name

1.                              Fox Point Fund LP
2.                              Fox Point Offshore, Ltd.
3.                              Fox Point QP Fund LP

                                           FORM 13F INFORMATION TABLE
                                        Fox Point Capital Management LLC
                                               December 31, 2012



COLUMN 1                      COLUMN  2         COLUMN 3     COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8

                              TITLE                         VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------               ---------         ------     ---------  --------  ---------  ----------- --------- -----   ------------

ABERCROMBIE & FITCH CO        CL A              002896207      913    19,023    SH          DEFINED      1         19,023
ABERCROMBIE & FITCH CO        CL A              002896207    1,177    24,545    SH          DEFINED      2         24,545
ABERCROMBIE & FITCH CO        CL A              002896207    3,906    81,432    SH          DEFINED      3         81,432
AMAZON COM INC                COM               023135106    2,396     9,550    SH          DEFINED      1          9,550
AMAZON COM INC                COM               023135106    3,078    12,268    SH          DEFINED      2         12,268
AMAZON COM INC                COM               023135106   10,206    40,682    SH          DEFINED      3         40,682
CANADIAN PAC RY LTD           COM               13645T100    1,941    19,101    SH          DEFINED      1         19,101
CANADIAN PAC RY LTD           COM               13645T100    2,492    24,524    SH          DEFINED      2         24,524
CANADIAN PAC RY LTD           COM               13645T100    8,269    81,375    SH          DEFINED      3         81,375
CEDAR FAIR L P                DEPOSITRY UNIT    150185106    1,278    38,201    SH          DEFINED      1         38,201
CEDAR FAIR L P                DEPOSITRY UNIT    150185106    1,641    49,054    SH          DEFINED      2         49,054
CEDAR FAIR L P                DEPOSITRY UNIT    150185106    5,444   162,745    SH          DEFINED      3        162,745
DAVITA HEALTHCARE PARTNERS I  COM               23918K108    2,103    19,023    SH          DEFINED      1         19,023
DAVITA HEALTHCARE PARTNERS I  COM               23918K108    2,713    24,545    SH          DEFINED      2         24,545
DAVITA HEALTHCARE PARTNERS I  COM               23918K108    9,001    81,432    SH          DEFINED      3         81,432
EBAY INC                      COM               278642103    3,897    76,403    SH          DEFINED      1         76,403
EBAY INC                      COM               278642103    5,003    98,095    SH          DEFINED      2         98,095
EBAY INC                      COM               278642103   16,601   325,502    SH          DEFINED      3        325,502
EQUINIX INC                   COM NEW           29444U502    3,938    19,100    SH          DEFINED      1         19,100
EQUINIX INC                   COM NEW           29444U502    5,059    24,536    SH          DEFINED      2         24,536
EQUINIX INC                   COM NEW           29444U502   16,777    81,364    SH          DEFINED      3         81,364
FLEETCOR TECHNOLOGIES INC     COM               339041105    1,025    19,101    SH          DEFINED      1         19,101
FLEETCOR TECHNOLOGIES INC     COM               339041105    1,316    24,524    SH          DEFINED      2         24,524
FLEETCOR TECHNOLOGIES INC     COM               339041105    4,366    81,375    SH          DEFINED      3         81,375
FORTUNE BRANDS HOME & SEC IN  COM               34964C106    2,232    76,400    SH          DEFINED      1         76,400
FORTUNE BRANDS HOME & SEC IN  COM               34964C106    2,868    98,145    SH          DEFINED      2         98,145
FORTUNE BRANDS HOME & SEC IN  COM               34964C106    9,510   325,455    SH          DEFINED      3        325,455
GRACE W R & CO DEL NEW        COM               38388F108    1,284    19,099    SH          DEFINED      1         19,099
GRACE W R & CO DEL NEW        COM               38388F108    1,649    24,527    SH          DEFINED      2         24,527
GRACE W R & CO DEL NEW        COM               38388F108    5,471    81,374    SH          DEFINED      3         81,374
ILLUMINA INC                  COM               452327109    2,124    38,200    SH          DEFINED      1         38,200
ILLUMINA INC                  COM               452327109    2,728    49,073    SH          DEFINED      2         49,073
ILLUMINA INC                  COM               452327109    9,046   162,727    SH          DEFINED      3        162,727
INTERXION HOLDING N.V         SHS               N47279109      817    34,381    SH          DEFINED      1         34,381
INTERXION HOLDING N.V         SHS               N47279109    1,049    44,143    SH          DEFINED      2         44,143
INTERXION HOLDING N.V         SHS               N47279109    3,480   146,476    SH          DEFINED      3        146,476
INTUIT                        COM               461202103      682    11,460    SH          DEFINED      1         11,460
INTUIT                        COM               461202103      876    14,722    SH          DEFINED      2         14,722
INTUIT                        COM               461202103    2,904    48,818    SH          DEFINED      3         48,818
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119    1,155   305,601    SH          DEFINED      1        305,601
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119    1,484   392,580    SH          DEFINED      2        392,580
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119    4,921 1,301,819    SH          DEFINED      3      1,301,819
KINDER MORGAN INC DEL         COM               49456B101    2,699    76,400    SH          DEFINED      1         76,400
KINDER MORGAN INC DEL         COM               49456B101    3,467    98,145    SH          DEFINED      2         98,145
KINDER MORGAN INC DEL         COM               49456B101   11,498   325,455    SH          DEFINED      3        325,455
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT    55608B105      867    19,023    SH          DEFINED      1         19,023
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT    55608B105    1,118    24,545    SH          DEFINED      2         24,545
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT    55608B105    3,710    81,432    SH          DEFINED      3         81,432
MASTERCARD INC                CL A              57636Q104      938     1,910    SH          DEFINED      1          1,910
MASTERCARD INC                CL A              57636Q104    1,206     2,454    SH          DEFINED      2          2,454
MASTERCARD INC                CL A              57636Q104    3,997     8,136    SH          DEFINED      3          8,136
MONDELEZ INTL INC             CL A              609207105      486    19,099    SH          DEFINED      1         19,099
MONDELEZ INTL INC             CL A              609207105      624    24,527    SH          DEFINED      2         24,527
MONDELEZ INTL INC             CL A              609207105    2,071    81,374    SH          DEFINED      3         81,374
NEWS CORP                     CL A              65248E104    1,267    49,660    SH          DEFINED      1         49,660
NEWS CORP                     CL A              65248E104    1,627    63,794    SH          DEFINED      2         63,794
NEWS CORP                     CL A              65248E104    5,397   211,546    SH          DEFINED      3        211,546
ORACLE CORP                   COM               68389X105    3,818   114,600    SH          DEFINED      1        114,600
ORACLE CORP                   COM               68389X105    4,905   147,218    SH          DEFINED      2        147,218
ORACLE CORP                   COM               68389X105   16,266   488,182    SH          DEFINED      3        488,182
REALOGY HLDGS CORP            COM               75605Y106    3,045    72,580    SH          DEFINED      1         72,580
REALOGY HLDGS CORP            COM               75605Y106    3,912    93,238    SH          DEFINED      2         93,238
REALOGY HLDGS CORP            COM               75605Y106   12,973   309,182    SH          DEFINED      3        309,182
RESEARCH IN MOTION LTD        COM               760975102      363    30,561    SH          DEFINED      1         30,561
RESEARCH IN MOTION LTD        COM               760975102      466    39,243    SH          DEFINED      2         39,243
RESEARCH IN MOTION LTD        COM               760975102    1,545   130,196    SH          DEFINED      3        130,196
ROYAL CARIBBEAN CRUISES LTD   COM               V7780T103      909    26,740    SH          DEFINED      1         26,740
ROYAL CARIBBEAN CRUISES LTD   COM               V7780T103    1,168    34,351    SH          DEFINED      2         34,351
ROYAL CARIBBEAN CRUISES LTD   COM               V7780T103    3,873   113,909    SH          DEFINED      3        113,909
SBA COMMUNICATIONS CORP       COM               78388J106      271     3,820    SH          DEFINED      1          3,820
SBA COMMUNICATIONS CORP       COM               78388J106      348     4,907    SH          DEFINED      2          4,907
SBA COMMUNICATIONS CORP       COM               78388J106    1,155    16,273    SH          DEFINED      3         16,273
SHERWIN WILLIAMS CO           COM               824348106    2,644    17,190    SH          DEFINED      1         17,190
SHERWIN WILLIAMS CO           COM               824348106    3,397    22,083    SH          DEFINED      2         22,083
SHERWIN WILLIAMS CO           COM               824348106   11,264    73,227    SH          DEFINED      3         73,227
SIX FLAGS ENTMT CORP NEW      COM               83001A102    2,338    38,199    SH          DEFINED      1         38,199
SIX FLAGS ENTMT CORP NEW      COM               83001A102    3,002    49,053    SH          DEFINED      2         49,053
SIX FLAGS ENTMT CORP NEW      COM               83001A102    9,960   162,748    SH          DEFINED      3        162,748
STARBUCKS CORP                COM               855244109      615    11,460    SH          DEFINED      1         11,460
STARBUCKS CORP                COM               855244109      790    14,722    SH          DEFINED      2         14,722
STARBUCKS CORP                COM               855244109    2,618    48,818    SH          DEFINED      3         48,818
THE ADT CORPORATION           COM               00101J106    3,197    68,760    SH          DEFINED      1         68,760
THE ADT CORPORATION           COM               00101J106    4,107    88,331    SH          DEFINED      2         88,331
THE ADT CORPORATION           COM               00101J106   13,617   292,909    SH          DEFINED      3        292,909
TILE SHOP HLDGS INC           COM               88677Q109      643    38,201    SH          DEFINED      1         38,201
TILE SHOP HLDGS INC           COM               88677Q109      825    49,048    SH          DEFINED      2         49,048
TILE SHOP HLDGS INC           COM               88677Q109    2,739   162,751    SH          DEFINED      3        162,751
TYCO INTERNATIONAL LTD        SHS               H89128104    1,117    38,200    SH          DEFINED      1         38,200
TYCO INTERNATIONAL LTD        SHS               H89128104    1,434    49,042    SH          DEFINED      2         49,042
TYCO INTERNATIONAL LTD        SHS               H89128104    4,761   162,758    SH          DEFINED      3        162,758
ULTA SALON COSMETCS & FRAG I  COM               90384S303      751     7,640    SH          DEFINED      1          7,640
ULTA SALON COSMETCS & FRAG I  COM               90384S303      964     9,815    SH          DEFINED      2          9,815
ULTA SALON COSMETCS & FRAG I  COM               90384S303    3,198    32,545    SH          DEFINED      3         32,545
URBAN OUTFITTERS INC          COM               917047102    1,504    38,201    SH          DEFINED      1         38,201
URBAN OUTFITTERS INC          COM               917047102    1,931    49,048    SH          DEFINED      2         49,048
URBAN OUTFITTERS INC          COM               917047102    6,406   162,751    SH          DEFINED      3        162,751
VERISIGN INC                  COM               92343E102    2,966    76,403    SH          DEFINED      1         76,403
VERISIGN INC                  COM               92343E102    3,808    98,095    SH          DEFINED      2         98,095
VERISIGN INC                  COM               92343E102   12,636   325,502    SH          DEFINED      3        325,502
VERISK ANALYTICS INC          CL A              92345Y106    1,168    22,920    SH          DEFINED      1         22,920
VERISK ANALYTICS INC          CL A              92345Y106    1,501    29,444    SH          DEFINED      2         29,444
VERISK ANALYTICS INC          CL A              92345Y106    4,977    97,636    SH          DEFINED      3         97,636
VIRGIN MEDIA INC              COM               92769L101    3,088    84,040    SH          DEFINED      1         84,040
VIRGIN MEDIA INC              COM               92769L101    3,968   107,960    SH          DEFINED      2        107,960
VIRGIN MEDIA INC              COM               92769L101   13,157   358,000    SH          DEFINED      3        358,000
VISA INC                      COM CL A          92826C839    1,737    11,460    SH          DEFINED      1         11,460
VISA INC                      COM CL A          92826C839    2,232    14,722    SH          DEFINED      2         14,722
VISA INC                      COM CL A          92826C839    7,400    48,818    SH          DEFINED      3         48,818
WHIRLPOOL CORP                COM               963320106    1,944    19,101    SH          DEFINED      1         19,101
WHIRLPOOL CORP                COM               963320106    2,495    24,524    SH          DEFINED      2         24,524
WHIRLPOOL CORP                COM               963320106    8,280    81,375    SH          DEFINED      3         81,375


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